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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Income Trust

Core Bond Fund

Portfolio of Investments -- September 30, 2008 (unaudited)

Credit Rating*
Moody's	S&P		Principal Amount	Market Value

		CORPORATE DEBT SECURITIES: 30.5% of net assets

		BANKS:
Aa2	AA	Wells Fargo & Co., 4.95%, 10/16/13	$100,000	$93,391

		CONSUMER DISCRETIONARY:
A2	A	Costco Whoesale Corp., 5.5%, 3/15/17	100,000	99,298
Aa2	AA	Wal-Mart Stores, Inc., 4.75%, 8/15/10	100,000	103,197

		CONSUMER STAPLES:
A1	A+	Sysco Corp., 5.25%, 2/12/18	100,000	98,192
A1	A+	Walgreen Co., 4.875%, 8/01/13	100,000	100,076

		FINANCIALS:
Aa3	AA-	Goldman Sachs, 5.75%, 10/1/16	100,000	81,234
Aa3	AA-	HSBC Finance Corp., 5.5%, 1/19/16	100,000	90,353
A3	A-	International Lease Finance, 4.875%, 9/1/10	100,000	72,355

		HEALTH CARE:
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	100,000	91,233

		INDUSTRIAL:
Baa2	BBB	Lubrizol Corp., 4.625%, 10/1/09	75,000	74,661

		INSURANCE:
Baa2	BBB	Markel Corp., 6.8%, 2/15/13	75,000	78,140

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	100,000	96,235

		TELECOMMUNICATIONS:
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13	75,000	78,732
Baa2	A	Verizon New England, 6.5%, 9/15/11	75,000	74,402

		UTILITIES:
Baa2	A-	Dominion Resources Inc., 5.7%, 9/17/12	75,000	74,342
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	25,827

		TOTAL CORPORATE DEBT SECURITIES (Cost $1,403,912)		$1,331,668

		MORTGAGE BACKED SECURITIES: 46.0% of net assets
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21	170,758	169,981
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36	213,509	216,370
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36	136,431	140,090
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19	66,938	67,169
Aaa	AAA	Fannie Mae, Mortgage Pool #745406, 6%, 3/1/21	108,868	111,421
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21	124,166	125,370
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	28,143	29,083
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36	241,715	235,945
Aaa	AAA	Fannie Mae, Mortgage Pool #745516, 5.5%, 5/1/36	116,822	116,678
Aaa	AAA	Fannie Mae, Mortgage Pool #256514, 6%, 12/1/36	151,978	154,134
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36	120,785	122,499
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36	121,153	122,872
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6%, 12/1/36	212,994	212,631
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	92,635	92,472
Aaa	AAA	Fannie Mae, Mortgage Pool #965649, 6%, 1/1/38	95,828	97,182

		TOTAL MORTGAGE BACKED SECURITIES (Cost $1,999,822)		$2,013,897

		US GOVERNMENT & AGENCY OBLIGATIONS: 21.2% of net assets
Aaa	AAA	Freddie Mac, 5%, 10/18/10	150,000	155,065
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	235,000	248,821
Aaa	AAA	US Treasury Note, 3.125%, 10/15/08	250,000	250,128
Aaa	AAA	US Treasury Note, 4.25%, 11/15/17	100,000	103,672
Aaa	AAA	US Treasury Note, 5.375%, 2/15/31	150,000	170,496

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $895,265)		$928,182

		REPURCHASE AGREEMENT: 1.7% of net assets
		With U.S. Bank National Association issued 9/30/08 at 0.5%, due
		10/01/08, collateralized by $76,341 in United States Treasury Notes
		due 9/1/18. Proceeds at maturity are $74,843 (Cost $74,842)		74,842

		TOTAL INVESTMENTS: 99.4% of net assets (Cost $4,373,842)		$4,348,589

		CASH AND RECEIVABLES LESS LIABILITIES: 0.6% of net assets		27,156

		NET ASSETS: 100.00%		$4,375,745

		Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
		These inputs are summarized in the three broad levels listed below.

		Level 1: Quoted prices in active markets for identical securities

		Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

		Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

		The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

		Valuation Inputs		Investments in Securities
		Level 1: Quoted Prices		0
		Level 2: Other significant observable inputs		$4,348,589
		Level 3: Significant unobservable inputs		0
			Total	$4,348,589

Madison Mosaic Income Trust

Government Fund

Portfolio of Investments - September 30, 2008 (unaudited)

Credit Rating*
Moody's	S&P		Principal Amount	Market Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 92.2% of net assets

		US GOVERNMENT AGENCY NOTES:
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10	$105,000	$112,513
Aaa	AAA	Fannie Mae, 3.15%, 4/1/11	150,000	149,235
Aaa	AAA	Fannie Mae, 6%, 5/15/11	100,000	106,820
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12	100,000	107,999
Aaa	AAA	Fannie Mae, 4.875%, 5/18/12	100,000	103,948
Aaa	AAA	Fannie Mae, 3.625%, 2/12/13	150,000	148,633
Aaa	AAA	Fannie Mae, 4.625%, 10/15/13	200,000	206,119
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08	250,000	250,124
Aaa	AAA	Freddie Mac, 5%, 10/18/10	155,000	160,234
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	317,644
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	150,000	153,836

		US TREASURY NOTES:
Aaa	AAA	US Treasury Note, 3.125%, 10/15/08	60,000	60,033
Aaa	AAA	US Treasury Note, 4.75%, 12/31/08	300,000	302,883
Aaa	AAA	US Treasury Note, 4%, 6/15/09	150,000	152,367
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	365,000	393,943
Aaa	AAA	US Treasury Note, 4%, 11/15/12	350,000	367,856
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	160,000	170,413
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	75,000	79,969
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	90,000	94,873
Aaa	AAA	US Treasury Note, 4.25%, 11/15/17	85,000	88,121

		MORTGAGE BACKED SECURITIES:
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	49,007	49,941
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18	85,052	85,345
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	21,107	21,812
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	19,295	19,939
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	37,753	38,448
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	92,635	92,472
Aaa	AAA	Freddie Mac, Mortgage Pool #E57247, 6.5%, 3/1/09	2,420	2,468
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17	39,343	39,995
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32	21,965	22,702
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #2483, 7%, 9/20/27	11,117	11,664
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #676516, 6%, 2/15/38	120,363	122,343

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,970,041)		$4,034,691

		REPURCHASE AGREEMENT: 7.8% of net assets
		With U.S. Bank National Association issued 9/30/08 at 0.5%, due
		10/01/08, collateralized by $350,024 in United States Treasury Notes
		due 9/1/18. Proceeds at maturity are $343,157 (Cost $343,152)		343,152

		TOTAL INVESTMENTS: 100% of net assets (Cost $4,313,193)		$4,377,843

		CASH AND RECEIVABLES LESS LIABILITIES: 0% of net assets		627

		NET ASSETS: 100.00%		$4,378,470

		Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
		These inputs are summarized in the three broad levels listed below.

		Level 1: Quoted prices in active markets for identical securities

		Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

		Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

		The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

		Valuation Inputs	Investments in Securities
		Level 1: Quoted Prices		0
		Level 2: Other significant observable inputs		$4,377,843
		Level 3: Significant unobservable inputs		0
			Total	$4,377,843

Madison Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - September 30, 2008 (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody's	S&P

		CORPORATE DEBT SECURITIES: 45.9% of net assets

		BANKS
Aa2	AA-	Bank of America, 4.875%, 9/15/12	$50,000	$46,243

		COMPUTERS & PERIPHERAL:
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	35,000	35,459
A1	A+	IBM Corp, 4.75%, 11/29/12	35,000	35,070

		CONSUMER DISCRETIONARY:
A2	A+	Target Corp., 5.875%, 3/1/12	55,000	56,046
Aa2	AA	Wal-Mart Stores, Inc., 4.55%, 5/1/13	55,000	54,944

		CONSUMER STAPLES:
Aa2	A+	Pepsico Inc., 4.65%, 2/15/13	50,000	50,797
A1	A+	Sysco Corp., 5.25%, 2/12/18	35,000	34,367

		ENERGY:
A1	A	Conoco Funding Co., 6.35%, 10/15/11	35,000	36,272
Aa1	AA	Texaco Capital Inc., 5.5%, 1/15/09	20,000	20,030

		FINANCIALS:
A1	A+	American Express, 4.75%, 6/17/09	25,000	24,334
Baa1	A-	CIT Group Inc., 4.125%, 11/03/09	20,000	17,372
Aa3	AA-	Citigroup Inc., 4.25%, 7/29/09	20,000	19,244
Aaa	AAA	General Electric Capital Corp., 4.25%, 6/15/12	30,000	28,036
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	35,000	34,298
Aa3	AA-	Household Finance Co., 6.375%, 10/15/11	50,000	49,509
A3	A-	International Lease Finance, 4.875%, 9/1/10	50,000	36,177
Aa3	A+	JP Morgan Chase, 5.25%, 5/1/15	55,000	50,617
A2	A	Merrill Lynch & Co., Inc., 5.77%, 7/25/11	50,000	47,706

		HEALTH CARE:
A1	AA	Abbott Laboratories, 5.6%, 11/30/17	50,000	48,551

		INDUSTRIAL:
Aa2	AA-	United Parcel, 5.5%, 1/15/18	55,000	54,386

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.25%, 2/22/11	50,000	51,070
A2	A	Oracle Corp., 4.95%, 4/15/13	50,000	49,889

		UTILITIES:
A1	A+	National Rural Utilities, 4.75%, 3/1/14	50,000	47,767

		TOTAL CORPORATE DEBT SECURITIES (Cost $970,102)		928,184

		US GOVERNMENT & AGENCY OBLIGATIONS: 42.5% of net assets
Aaa	AAA	Fannie Mae, 4.625%, 12/15/09	35,000	35,611
Aaa	AAA	Fannie Mae, 4.625%, 10/15/14	60,000	61,055
Aaa	AAA	Freddie Mac, 5.125%, 7/15/12	55,000	57,582
Aaa	AAA	Freddie Mac, 4.50%, 7/15/13	75,000	76,918
Aaa	AAA	US Treasury Note, 3.625%, 1/15/10	150,000	153,469
Aaa	AAA	US Treasury Note, 4.5%, 2/28/11	125,000	132,276
Aaa	AAA	US Treasury Note, 4.875%, 2/15/12	125,000	134,375
Aaa	AAA	US Treasury Note, 4.0%, 11/15/12	80,000	84,081
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	100,000	106,508
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	15,000	15,994

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $840,594)		$857,869

		TOTAL DEBT INSTRUMENTS (Cost $1,810,696)		$1,786,053

		REPURCHASE AGREEMENT: 7.6% of net assets
		With U.S. Bank National Association issued 9/30/08 at 0.5%, due
		10/01/08, collateralized by $156,956 in United States Treasury Notes
		due 9/1/18. Proceeds at maturity are $153,877 (Cost $153,875)		153,875

		TOTAL INVESTMENTS: 96.0% of net assets (Cost $1,964,571)		$1,939,928

		CASH AND RECEIVABLES LESS LIABILITIES: 4.0% of net assets		80,933

		NET ASSETS: 100.00%		$2,020,861

		Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
		These inputs are summarized in the three broad levels listed below.

		Level 1: Quoted prices in active markets for identical securities

		Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

		Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

		The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

		Valuation Inputs	Investments in Securities
		Level 1: Quoted Prices		0
		Level 2: Other significant observable inputs		$1,939,928
		Level 3: Significant unobservable inputs		0
			Total	$1,939,928

Madison Mosaic Income Trust

COINS Fund

Portfolio of Investments - September 30, 2008 (unaudited)

Credit Rating*
Moody's	S&P		Principal Amount	Market Value

		CORPORATE DEBT SECURITIES: 92.8% of net assets

		BANKS:
Aa2	AA-	Bank of America, 4.875%, 9/15/12	$20,000	$18,497
Aa3	A+	Bank One Corp., 7.875%, 8/1/10	20,000	20,516
A1	A+	Wachovia Corp., 3.625%, 2/17/09	15,000	14,243
Aa2	AA	Wells Fargo & Co., 4.95%, 10/16/13	15,000	14,009

		CHEMICALS:
A2	A	DuPont, 4.75%, 11/15/12	25,000	24,464

		COMPUTERS & PERIPHERAL:
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	20,000	20,262
A1	A+	IBM Corp., 4.75%, 11/29/12	20,000	20,040

		CONSUMER DISCRETIONARY:
Baa2	BBB+	Comcast Cable, 5.9%, 3/15/16	10,000	9,179
A2	A	Costco Wholesale Corp., 5.3%, 3/15/12	20,000	20,478
A1	A+	Lowe's Companies, Inc., 8.25%, 6/1/10	20,000	21,246
A2	A+	Target Corp., 5.875%, 7/15/16	20,000	19,696
Aa2	AA	Wal-Mart Stores Inc., 4.75%, 8/15/10	20,000	20,639
Baa3	BBB-	YUM! Brands Inc., 7.7%, 7/1/12	10,000	10,452

		CONSUMER STAPLES:
Aa2	A+	Bottling Group LLC, 4.625%, 11/15/12	20,000	19,698
Aa3	A+	Coca Cola Co., 5.35%, 11/15/17	20,000	19,807
A3	A	Coca Cola Enterprises, 4.375%, 9/15/09	15,000	14,965
A3	BBB+	Kellogg Co., 6.6%, 4/1/11	10,000	10,386
A2	A	Kimberly-Clark, 6.125%, 8/1/17	10,000	10,033
Baa2	BBB+	Kraft Foods Inc., 6.5%, 8/11/17	10,000	9,638
AA3	AA-	Proctor & Gamble Co., 4.95%, 8.15/14	20,000	20,236
A1	A+	Sysco Corp., 5.25%, 2/12/18	20,000	19,638

		ENERGY:
A1	A	Conoco Funding Co., 6.35%, 10/15/11	20,000	20,727
Baa3	BBB	Valero Energy Corp., 6.875%, 4/15/12	10,000	10,276

		FINANCIALS:
A1	A+	American Express, 4.875%, 7/15/13	20,000	17,873
Baa1	A-	CIT Group Inc., 4.125%, 11/3/09	15,000	13,029
A1	A+	Citigroup Inc., 5.5%, 2/15/17	20,000	15,366
Aaa	AAA	General Electric Capital Corp., 5.4%, 2/15/17	20,000	17,605
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	20,000	19,599
Aa3	AA-	Household Finance Co., 6.375%, 10/15/11	15,000	14,853
A3	A-	International Lease Finance, 4.875%, 9/1/10	20,000	14,471
A2	A	Merrill Lynch & Co., Inc., 6.4%, 8/28/17	15,000	12,995
A1	A+	Morgan Stanley & Co., 4.25%, 5/15/10	15,000	12,193

		HEALTH CARE:
A1	AA	Abbott Laboratories, 5.875%, 5/15/16	25,000	24,978
Aa3	AA	Eli Lilly & Co., 6%, 3/15/12	15,000	15,951
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	15,000	13,685
Baa1	A-	Wellpoint Inc., 5%, 1/15/11	10,000	9,947

		INDUSTRIAL:
Aa2	AA-	United Parcel, 5.5%, 1/15/18	20,000	19,777

		INSURANCE:
A1	A+	Allstate Corp., 7.2%, 12/1/09	20,000	20,316
Aaa	AAA	Berkshire Hathaway Inc., 4.85%, 1/15/15	20,000	19,516

		LEISURE & TOURISM:
A2	A	Walt Disney Co., 5.7%, 7/15/11	20,000	20,615

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	20,000	19,247
Baa2	BBB	Intuit Inc., 5.4%, 3/15/12	10,000	9,401
A2	A	Oracle Corp., 5.75%, 4/15/18	20,000	18,603

		TELECOMMUNICATIONS:
A2	A	Bellsouth Corp., 6%, 10/15/11	15,000	15,041
Baa2	A	Verizon New England, 6.5%, 9/15/11	10,000	9,920

		UTILITIES:
Baa2	A-	Dominion Resources, 5.7%, 9/17/12	10,000	9,912
A1	A+	National Rural Utilities, 4.75%, 3/1/14	15,000	14,330

		TOTAL CORPORATE DEBT SECURITIES (Cost $795,677)		$768,348

		REPURCHASE AGREEMENT: 8.4% of net assets
		With U.S. Bank National Association issued 9/30/08 at 0.5%, due
		10/01/08, collateralized by $71,123 in United States Treasury Notes
		due 9/1/18. Proceeds at maturity are $69,727 (Cost $69,726)		69,727

		TOTAL INVESTMENTS: 101.2% of net assets (Cost $865,404)		$838,075

		LIABILITIES LESS CASH AND RECEIVABLES: (1.2)% of net assets		(9,934)

		NET ASSETS: 100.00%		$828,141

		Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
		These inputs are summarized in the three broad levels listed below.

		Level 1: Quoted prices in active markets for identical securities

		Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

		Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

		The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

		Valuation Inputs	Investments in Securities
		Level 1: Quoted Prices		0
		Level 2: Other significant observable inputs		$838,075
		Level 3: Significant unobservable inputs		0
			Total	$838,075

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 19, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 19, 2008